Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 14 — Commitments and Contingencies

Leases.   Operating leases consist primarily of leases for real property and equipment. The leases frequently include renewal options, escalation clauses, and require the Company to pay certain occupancy expenses. Lease expense was approximately $0.7 million for the period from July 20, 2016 through September 30, 2016 (Successor), $1.7 million for the period from January 1, 2016 through July 19, 2016 (Predecessor) and $0.2 million from July 20, 2016 through September 30, 2016.
Capital leases consist primarily of leases for vehicles (see Note 7 — Debt). The leases are collateralized by the vehicles and require monthly payments of principal and interest. All leases transfer title at lease end for a nominal cash buyout.
Legal.   The Company is continually engaged in administrative proceedings, arbitrations, and litigation with owners, general contractors, suppliers, and other unrelated parties, all arising in the ordinary courses of business. In the opinion of the Company’s management, typically, the results of these actions will not have a material adverse effect on the financial position, results of operations, or cash flows of the Company.
Energy Contracts.   The Company enters into contracts with certain state agencies in Ohio to acquire, construct, implement, and install energy conservation measures, as described in the contracts. The contracts include guarantees related to yearly energy costs savings by these customers, typically over a ten-year period. To the extent the yearly savings guarantees are unmet, the Company would be required to pay the customer the difference between the amount of energy costs savings guarantee and actual savings realized. The total of those guarantee amounts for each year ending December 31, 2016, 2017 and 2018 are $0.3 million, $0.3 million and $0.2 million, respectively.
Under the terms of the contracts, the Company provides a guarantee bond to its customers in the amount of the guaranteed savings. The Company also maintains a Service Maintenance Agreement on most of the contracts so it can ensure proper maintenance of the equipment. On contracts without a Service Maintenance Agreement, the Company has no obligation for the guarantee if the equipment is not properly maintained.
Since the inception of these contracts in 1997, the Company has not been required to make any material payments for unmet energy savings under any of the contracts through September 30, 2016.
As a result of the guarantee bonds and its experience with these arrangements, the Company does not expect to incur any material liabilities with respect to the contracts. Accordingly, no liability has been recorded for the contract guarantees.
Surety.   The terms of our construction contracts frequently require that we obtain from surety companies (“Surety Companies”) and provide to our customers, payment and performance bonds (“Surety Bonds”) as a condition to the award of such contracts. The Surety Bonds secure our payment and performance obligations under such contracts, and we have agreed to indemnify the Surety Companies for amounts, if any, paid by them in respect of Surety Bonds issued on our behalf. In addition, at the request of labor unions representing certain of our employees, Surety Bonds are sometimes provided to secure obligations for wages and benefits payable to or for such employees. Public sector contracts require Surety Bonds more frequently than private sector contracts, and accordingly, our bonding requirements typically increase as the amount of public sector work increases. As of September 30, 2016, we had approximately $166.6 million in surety bonds outstanding. The Surety Bonds are issued by Surety Companies in return for premiums, which vary depending on the size and type of bond.
Collective Bargaining Agreements.   Many of the Company’s craft labor employees are covered by collective bargaining agreements. The agreements require the Company to pay specified wages, provide certain benefits and contribute certain amounts to multi-employer pension plans. If the Company withdraws from any of the multi-employer pension plans or if the plans were to otherwise become underfunded, the Company could incur additional liabilities related to these plans. Although the Company has been informed that some of the multi-employer pension plans to which it contributes have been classified as “critical” status, the Company is not currently aware of any significant liabilities related to this issue.

Self-Insurance

The Company purchases workers’ compensation and general liability insurance under policies with per-incident deductibles of $250 thousand and a maximum aggregate deductible loss limit per year.
The components of the self-insurance as of September 30, 2016 and December 31, 2015 are as follows:

	Successor	Predecessor
(in thousands)	September 30, 2016	December 31, 2015
Current liability – workers’ compensation and general liability	$339	$619
Current liability – medical and dental	310	259
Non-current liability	616	531
Total liability	$1,265	$1,409
Cash and cash equivalents-restricted	$63	$63
The restricted cash balance represents an imprest cash balance set aside for the funding of workers’ compensation and general liability insurance claims. This amount is replenished either when depleted or at the beginning of each month.

12. Commitments and Contingencies

Leases

Operating leases consist primarily of leases for real property and equipment. The leases frequently include renewal options, escalation clauses, and require the Company to pay certain occupancy expenses. Lease expense was approximately $2,491 in 2015, $2,612 in 2014 and $2,556 in 2013.
Capital leases consist primarily of leases for vehicles. The leases are collateralized by the vehicles and require monthly payments of principal and interest.
The approximate future minimum payments under capital leases and non-cancelable operating leases are as follows as of December 31, 2015:

	Capital Leases	Operating Leases
Year ending December 31:
2016	$1,275	$2,487
2017	1,011	2,679
2018	599	1,875
2019	329	1,703
2020	5	1,097
Thereafter	—	2,838
Total minimum lease payments	3,219	$12,679
Amounts representing interest	(383)
Present value of net minimum lease payments	$2,836

Legal

The Company is continually engaged in administrative proceedings, arbitrations, and litigation with owners, general contractors, suppliers, and other unrelated parties, all arising in the ordinary courses of business. In the opinion of the Company’s management, the disposition or ultimate resolution of currently known claims and lawsuits will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows of the Company.

Energy Contracts

The Company enters into contracts with certain state agencies in Ohio to acquire, construct, implement, and install energy conservation measures, as described in the contracts. The contracts include guarantees related to yearly energy costs savings by these customers, typically over a ten-year period. To the extent the yearly savings guarantees are unmet, the Company would be required to pay the customer the difference between the amount of energy costs savings guarantee and actual savings realized. The total of those guarantee amounts for each year ending December 31, are as follows:

Amount
Year ending December 31:
2016	$313
2017	313
2018	156
$782
Under the terms of the contracts, the Company provides a guarantee bond to its customers in the amount of the guaranteed savings. The Company also maintains a Service Maintenance Agreement on most of the contracts so it can ensure proper maintenance of the equipment. On contracts without a Service Maintenance Agreement, the Company has no obligation for the guarantee if the equipment is not properly maintained. Since the inception of these contracts in 1997, the Company has not been required to make any payments for unmet energy savings under any of the contracts through December 31, 2015.
As a result of the guarantee bonds and its experience with these arrangements, the Company does not expect to incur any material liabilities with respect to the contracts. Accordingly, no liability has been recorded for the contract guarantees.
The terms of our construction contracts frequently require that we obtain from surety companies (“Surety Companies”) and provide to our customers payment and performance bonds (“Surety Bonds”) as a condition to the award of such contracts. The Surety Bonds secure our payment and performance obligations under such contracts, and we have agreed to indemnify the Surety Companies for amounts, if any, paid by them in respect of Surety Bonds issued on our behalf. In addition, at the request of labor unions representing certain of our employees, Surety Bonds are sometimes provided to secure obligations for wages and benefits payable to or for such employees. Public sector contracts require Surety Bonds more frequently than private sector contracts, and accordingly, our bonding requirements typically increase as the amount of public sector work increases. As of December 31, 2015, we had approximately $123.0 million in surety bonds outstanding. The Surety Bonds are issued by Surety Companies in return for premiums, which vary depending on the size and type of bond.